Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies and Recent Accounting Pronouncements
Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ significantly from those estimates. The most significant accounting estimates inherent in the preparation of the Company’s financial statements include revenue recognition, valuing the derivative asset classified under Level 3 fair value hierarchy, determining the useful lives and recoverability of long-lived assets, impairment analysis of fixed assets and finite-lived intangibles, stock-based compensation, and the valuation allowance associated with the Company’s deferred tax assets.

Update to previously issued condensed consolidated financial statements

Update to previously issued condensed consolidated financial statements

As disclosed in Note 20. Segment Information, as of January 1, 2024, the Company has terminated all contracts with its legacy data center hosting customers and made the strategic decision to no longer offer data center hosting services to customers. Commencing with the three months ended March 31, 2024, the Data Center Hosting Segment no longer met the quantitative requirements as a reportable segment, and the CODM ceased analyzing the performance of the Company’s legacy data center hosting operations. As such, the Data Center Hosting Segment has been eliminated as a separate reportable segment and all its activity has been recast as “Other” in all segment - related disclosures. This Current Report is being filed to recast the Data Center Hosting Segment, with all data center hosting activity for the periods presented within the 2023 Form 10 - K recognized in Revenue: Other and Cost of Revenue: Other in all segment - related disclosures.

The Company updated the accompanying Consolidated Statements of Operations for the years ended December 31, 2023, 2022, and 2021, and the related Notes included in this Exhibit 99.1, to reflect this change in operating segments.

The following table presents the effects of the recast on the Company’s Consolidated Statements of Operations for the years ended December, 31, 2023, 2022, and 2021. There were no changes to other condensed consolidated financial statements as a result of this update.

	Year Ended December 31, 2023
	As previously reported	Adjustment	As revised
Revenue:
Data Center Hosting	$27,282	$(27,282)	$—
Other	$97	$27,282	$27,379

Cost of revenue:
Data Center Hosting	$97,122	$(97,122)	$—
Other	$—	$97,122	$97,122

	Year Ended December 31, 2022
	As previously reported	Adjustment	As revised
Revenue:
Data Center Hosting	$36,862	$(36,862)	$—
Other	$97	$36,862	$36,959

Cost of revenue:
Data Center Hosting	$61,906	$(61,906)	$—
Other	$—	$61,906	$61,906

	Year Ended December 31, 2021
	As previously reported	Adjustment	As revised
Revenue:
Data Center Hosting	$24,546	$(24,546)	$—
Other	$97	$24,546	$24,643

Cost of revenue:
Data Center Hosting	$32,998	$(32,998)	$—
Other	$—	$32,998	$32,998

The remainder of these Notes have been updated, as applicable, to reflect the impacts of the revision described above.

Reclassifications	Reclassifications As described above, certain prior period amounts have been reclassified to conform to the current period presentation.
Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and highly liquid investments. We consider any highly liquid investments with an original maturity of three months or less at acquisition to be cash equivalents. From time to time, the Company’s cash account balances exceed the balances as covered by the FDIC. The Company has never suffered a loss due to such excess balances.

Accounts receivable

Accounts receivable

The Company’s accounts receivable balance consists of amounts due from its mining pool operator and data center hosting and engineering customers. The Company records accounts receivable at the invoiced amount less an allowance for any potentially uncollectable accounts under the current expected credit loss (“CECL”) impairment model and presents the net amount of the financial instrument expected to be collected. The CECL impairment model requires an estimate of expected credit losses, measured over the contractual life of an instrument, that considers forecasts of future economic conditions in addition to information about past events and current conditions. Based on this model, the Company considers many factors, including the age of the balance, collection history, and current economic trends. Bad debts are written off after all collection efforts have ceased.

Allowances for credit losses are recorded as a direct reduction from an asset’s amortized cost basis. Credit losses and recoveries are recorded in Selling, general and administrative expenses in the Consolidated Statements of Operations. Recoveries of financial assets previously written off are recorded when received. For the years ended December 31, 2023, 2022, and 2021, the Company did not record any credit losses or recoveries.

Based on the Company’s current and historical collection experience, management recorded allowances for doubtful accounts of $1.5 million and $1.9 million as of December 31, 2023 and December 31, 2022, respectively.

Bitcoin

Bitcoin

As a result of the adoption of ASU 2023-08, Bitcoin is recorded at fair value, and changes in fair value are recognized in Change in fair value of Bitcoin, in Operating income (loss) on the Consolidated Statements of Operations, as of, and for the year ended December 31, 2023.

Prior to the adoption of ASU 2023-08, Bitcoin was accounted for as intangible assets with an indefinite useful life. Bitcoin was sold on a FIFO basis and measured for impairment whenever indicators of impairment are identified based on the intraday low quoted price of Bitcoin. To the extent an impairment loss was recognized, the loss established the new cost basis of the Bitcoin. Subsequent reversal of impairment losses was not permitted.

Bitcoin awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy.

Bitcoin is classified on the Company’s Consolidated Balance Sheet as a current asset due to the Company’s ability to sell it in a highly liquid marketplace and its intent to liquidate its Bitcoin to support operations when needed.

Purchases and sales of Bitcoin by the Company and Bitcoin awarded to the Company are included within Operating activities on the Consolidated Statements of Cash Flows as substantially all of the Company’s Bitcoin production is sold within days of being produced, but never more than the production on a monthly basis per the Company’s internal policy. During 2024, the Company made a strategic decision to temporarily cease the sales of all its Bitcoin production and instead, increase its Bitcoin holdings. The Company will continue to monitor its cash needs and expects to sell Bitcoin in the future to fund its cash expenditures.

Long-term investments

Long-term investments

For equity investments, the Company initially records equity investments at cost then adjusts the carrying value of such equity investments through earnings when there is an observable transaction involving the same or a similar investment with the same issuer or upon an impairment.

Revenue recognition

Revenue recognition

Bitcoin Mining

The Company has entered into digital asset mining pools by executing contracts with mining pool operators to provide computing power to the mining pool. The Company’s enforceable right to compensation begins only when, and lasts as long as, the Company provides computing power to the mining pool operator and is created as power is provided over time. The only consideration due to the Company relates to the provision of computing power. The contracts are terminable at any time by the Company, at no cost to the Company, or by the pool operator, under certain conditions specified in the contract. Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. Providing such computing power is the only performance obligation in the Company’s contracts with mining pool operators.

The transaction consideration the Company receives, if any, is noncash consideration in the form of Bitcoin. Changes in the fair value of the noncash consideration due to form of the consideration (changes in the market price of Bitcoin) are not included in the transaction price and therefore, are not included in revenue. Certain mining pool operators charge fees to cover the costs of maintaining the pool, which are deducted from amounts we may otherwise earn and are treated as a reduction to the consideration received. Fees fluctuate and historically have been no more than approximately 2% per reward earned, on average. The terms of the agreements provide that neither party can dispute settlement terms after approximately thirty-five days following settlement.

In exchange for providing computing power, the Company is entitled to either:

●	a Full-Pay-Per-Share payout of Bitcoin based on a contractual formula, which primarily calculates the hash rate provided by the Company to the mining pool as a percentage of total network hash rate, and other inputs. The Company is entitled to consideration even if a block is not successfully placed by the mining pool operator. The contract is in effect until terminated by either party.
●	The consideration is all variable. Because it is probable that a significant reversal of cumulative revenue will not occur and the Company is able to calculate the payout based on the contractual formula, noncash consideration is estimated and recognized based on the spot price of Bitcoin determined using the Company’s principal market for Bitcoin at the inception of each contract. Noncash consideration is measured at fair value at contract inception. Fair value of the crypto asset consideration is determined using the quoted price on the Company’s principal market for Bitcoin at the beginning of the contract period at the single bitcoin level (one bitcoin). This amount is recognized in revenue as hash rate is provided.
●	The Company transitioned completely to this mining pool type in December 2022 and utilized it for the year ended December 31, 2023.

Or:

●	a fractional share of the fixed Bitcoin award the mining pool operator receives (less digital asset transaction fees to the mining pool operator which are immaterial and are recorded as a deduction from revenue) for successfully adding a block to the blockchain based on a proportion of the Company’s “scoring hash rate” to the pool’s “scoring hash rate” where the scoring hash rate as defined by the pool is the exponential moving average of the hash power contributed by the Company or by all pool members combined. The Company’s fractional share of the Bitcoin reward is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.
●	Because the consideration to which the Company expects to be entitled for providing computing power is entirely variable, as well as being noncash consideration, the Company assesses the estimated amount of the variable noncash consideration to which it expects to be entitled for providing computing power at contract inception and subsequently, to determine when and to what extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur once the uncertainty associated with the variable consideration is subsequently resolved (the “constraint”). Only when significant revenue reversal is concluded probable of not occurring can estimated variable consideration be included in revenue. Based on evaluation of likelihood and magnitude of a reversal in applying the constraint, the estimated variable noncash consideration is constrained from inclusion in revenue until the end of the contract term, when the underlying uncertainties have been resolved and number of Bitcoin to which the Company is entitled becomes known.
●	Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized based on the spot rate of Bitcoin determined using the Company’s principal market for Bitcoin at the time of receipt.
●	The Company utilized this mining pool type during the year ended December 31, 2021 and throughout 2022, until mid-December 2022.

There is no significant financing component in these transactions due to the performance obligations and settlement of the transactions being on a daily basis.

Engineering

Substantially all revenue is derived from the sale of custom products built to customers’ specifications under fixed - price contracts with one identified performance obligation. Revenue is recognized over time as performance creates or enhances an asset with no alternative use, and for which the Company has an enforceable right to receive compensation as defined under the contract.

To determine the amount of revenue to recognize over time, the Company utilizes the cost - to - cost method as management believes cost incurred best represents the amount of work completed and remaining on projects. As the cost - to - cost method is driven by incurred cost, the Company calculates the percentage of completion by dividing costs incurred to date by the total estimated cost. The percentage of completion is then multiplied by estimated revenue to determine inception - to - date revenue. Approved changes to design plans are generally recognized as a cumulative adjustment to the percentage of completion calculation. Revenue recognized for the period is the current inception - to - date recognized revenue less the prior period inception - to - date recognized revenue. If a contract is projected to result in a loss, the entire contract loss is recognized in the period when the loss was first determined, and any additional losses incurred subsequently are recognized in the subsequent reporting periods as they are identified. Additionally, contract costs incurred to date and expected total contract costs are continuously monitored during the term of the contract.

Changes in the job performance, job conditions and final contract settlements are factors that influence management’s assessment of total contract value and the total estimated costs to complete those contracts, and therefore, profit and revenue recognition. Any costs to obtain a contract are not material to the Company’s financial statements and would be expensed as incurred. Because of the inherent uncertainties in estimating costs, it is at least reasonably possible that the estimates used will change within the near term. The length of time for the Company to complete a custom product varies but is typically between four to 12 weeks.

Customers are typically required to make periodic progress payments to the Company based on contractually agreed - upon milestones. Invoices are due net, 30 days, and retainage, if any, is generally due 30 days after delivery. Taxes collected from customers and remitted to governmental authorities are excluded from revenue. Shipping and handling costs are treated as fulfillment costs and are included in cost of sales.

Other

In general, we provide power for our data center customers on a variable (sub-metered) basis. A customer pays us variable monthly fees for the specific amount of power utilized at rates specified in each contract, subject to certain minimums. We recognize variable power revenue each month as the uncertainty related to the consideration is resolved, power is provided to our customers, and our customers utilize the power (the customer simultaneously receives and consumes the benefits of the Company’s performance).

We have determined that our contracts contain a series of performance obligations which qualify to be recognized under a practical expedient available known as the “right to invoice.” This determination allows variable consideration in such contracts to be allocated to and recognized in the period to which the consideration relates, which is typically the period in which it is billed, rather than requiring estimation of variable consideration at the inception of the contract. We have also determined that the contracts contain a significant financing component because the timing of revenue recognition differs from the timing of invoicing by a period, exceeding one year.

The Company also installs certain hosted customers’ mining equipment and bills the customer at a fixed fee per piece of equipment or at an hourly rate. Revenue is recognized upon completion of the installation.

We generate engineering and construction services revenue from the fabrication and deployment of immersion cooling technology for Bitcoin mining customers, for which we bill the customer at a fixed monthly fee or at an hourly rate. For the construction of customer-owned equipment, revenue is recognized upon completion of each phase of the construction project, as defined in each contract. For the construction of assets owned by us but paid for and used by the customer during the term of their data center hosting contract, revenue is recognized on a straight-line basis over the remaining life of the contract. Due to the long-term nature of the hosting contracts, there is a significant financing component in transactions where the customer paid for the construction of assets owned by the Company.

Maintenance services include cleaning, cabling, and other services to maintain customer equipment. We bill the customer at a fixed monthly fee or at an hourly rate. Revenue is recognized as these services are provided.

Deferred revenue is primarily from advance payments received and is recognized on a straight-line basis over the remaining life of the contract or upon completion of the installation of the customers’ equipment.

Our primary data center hosting contracts contain Service Level Agreement clauses, which guarantee a certain percentage of time that power will be available to our customers. In the rare case that we may incur penalties under these clauses, we recognize the payment as variable consideration and a reduction of the transaction price and, therefore, of revenue, when not in exchange for a good or service from the customer.

Fair value measurement

Fair value measurement

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability.

Fair value measurements are classified and disclosed in one of the following three categories:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company will update its assumptions each reporting period based on new developments and record such amounts at fair value based on the revised assumptions until the agreements expire or contingency is resolved, as applicable.

Property and equipment

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Estimated useful lives for leasehold improvements are typically the lesser of the estimated useful life of the asset or the life of the term of the lease. The estimated useful lives for all the Company’s property and equipment are as follows:

Life (Years)
Buildings and building improvements	10-25
Miners and mining equipment	2
Machinery and facility equipment	5-10
Office and computer equipment	3

Impairment of long-lived assets

Impairment of long-lived assets

Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill

Goodwill

Goodwill represents the cost of a business acquisition in excess of the fair value of the net assets acquired. Goodwill is not amortized and is reviewed for impairment annually as of December 31, or more frequently if facts and circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. We use both qualitative and quantitative analyses in making this determination. The Company determined that it has two reporting units for goodwill impairment testing purposes, Bitcoin Mining and Engineering, which is consistent with internal management reporting and management’s oversight of operations. Our analyses require significant assumptions and judgments, including assumptions about future economic conditions, revenue growth, and operating margins, among other factors. Example events or changes in circumstances considered in the qualitative analysis, many of which are subjective in nature, include: a significant negative trend in our industry or overall economic trends, a significant change in how we use the acquired assets, a significant change in our business strategy, a significant decrease in the market value of the asset, a significant change in regulations or in the industry that could affect the value of the asset, and a change in segments. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company performs the quantitative test to identify and measure the amount of goodwill impairment loss. The Company compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds the fair value, goodwill of the reporting unit is considered impaired and that excess is recognized as a goodwill impairment loss.

Finite-lived intangible assets

Finite-lived intangible assets

Intangible assets with finite lives are comprised of customer contracts, trademarks, UL Listings, and patents that are amortized on a straight-line basis over their expected useful lives, which is their contractual term or estimated useful life. Patents costs consisting of filing and legal fees incurred are initially recorded at cost. Certain patents are in the legal application process and therefore are not currently being amortized. The Company performs assessments to determine whether finite-lived classification is still appropriate at least annually. The carrying value of finite-lived assets and their remaining useful lives are also reviewed at least annually to determine if circumstances exist which may indicate a potential impairment or revision to the amortization period. A finite-lived intangible asset is considered to be impaired if its carrying value exceeds the estimated future undiscounted cash flows to be derived from it. We exercise judgment in selecting the assumptions used in the estimated future undiscounted cash flows analysis. Impairment is measured by the amount that the carrying value exceeds fair value.

The use of different estimates or assumptions could result in significantly different fair values for our reporting units and intangible assets.

Business combinations

Business combinations

The Company uses the acquisition method of accounting by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the aforementioned amounts. Contingent consideration is included within the purchase price and is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved, and subsequent changes in fair value are recognized in earnings. Contingent consideration is recorded in current and long-term liabilities on our Consolidated Balance Sheets.

While we use our best estimates and assumptions to accurately apply preliminary values to assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, these estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of the assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the Consolidated Statements of Operations.

Accounting for business combinations requires management to make significant estimates and assumptions, especially at the acquisition date, including estimates for intangible assets, contractual obligations assumed, pre-acquisition contingencies, and contingent consideration, where applicable. Although we believe the assumptions and estimates we have made have been reasonable and appropriate, they are based in part on historical experience and information obtained from management of the acquired companies and are inherently uncertain. Critical estimates in valuing certain of the intangible assets we have acquired include; future expected cash flows from customer contracts, discount rates, and estimated market changes in the value of the PPA, which is accounted for as a nonhedged derivative contract. Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates, or actual results.

Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Investment in marketable equity securities

Investment in marketable equity securities

The Company measures its investments in marketable equity securities at fair value at each balance sheet date, with unrealized holding gains and losses recorded in other income (expense), as the shares have a readily determinable fair value since they are publicly traded and have significant average daily volume traded.

Leases

Leases

The Company determines whether an arrangement contains a lease at the inception of the arrangement. If a lease is determined to exist, the term of such lease is assessed based on the date on which the underlying asset is made available for the Company’s use by the lessor. The Company’s assessment of the lease term reflects the non-cancelable term of the lease, inclusive of any rent-free periods and/or periods covered by early-termination options which the Company is reasonably certain of not exercising, as well as periods covered by renewal options which the Company is reasonably certain of exercising. The Company also determines lease classification as either operating or finance at lease commencement, which governs the pattern of expense recognition and the presentation reflected on the Consolidated Statements of Operations over the lease term. For all periods presented, the Company only had operating leases.

For leases with a term exceeding 12 months, an operating lease liability is recorded on the Company’s consolidated balance sheet at lease commencement reflecting the present value of its fixed minimum payment obligations over the lease term. A corresponding operating lease right-of-use asset equal to the initial lease liability is also recorded, adjusted for any prepaid rent and/or initial direct costs incurred in connection with execution of the lease and reduced by any lease incentives received. For purposes of measuring the present value of its fixed payment obligations for a given lease, the Company uses its incremental borrowing rate, determined based on information available at lease commencement, as rates implicit in its leasing arrangements are typically not readily determinable. The Company’s incremental borrowing rate reflects the rate it would pay to borrow on a secured basis and incorporates the term and economic environment of the associated lease.

For the Company’s operating leases, fixed lease payments are recognized as lease expense on a straight-line basis over the lease term. For leases with a term of 12 months or less, any fixed lease payments are recognized on a straight-line basis over the lease term and are not recognized on the Consolidated Balance Sheets as an accounting policy election. Leases qualifying for the short-term lease exception were insignificant. Variable lease costs are recognized as incurred and primarily consist of common area maintenance and utility charges not included in the measurement of right of use assets and operating lease liabilities.

Operating segments

Operating segments

Operating segments are defined as components of an entity for which discrete financial information is available that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is comprised of several members of its executive management team who use revenue and cost of revenue of its reporting segments to assess the performance of the business of our reportable operating segments.

Income Taxes

Income taxes

The Company accounts for income taxes under the asset and liability method, in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is required to the extent any deferred tax assets may not be realizable.

Contract balances

Contract balances

Contract assets consist of costs and estimated earnings in excess of billings on uncompleted engineering contracts.

Deferred revenue relates to upfront payments and consideration received from customers for data center hosting and the upfront license fee generated from our legacy animal health business.  Contract liabilities consist of billings in excess of costs and estimated earnings on uncompleted engineering contracts,

Remaining performance obligations

Remaining performance obligations

Remaining performance obligations represent the transaction price of contracts for work that has not yet been performed. The Company elected the practical expedient to not adjust the transaction price for the existence of a significant financing component if the timing difference between a customer’s payment and our performance is one year or less.

Stock-based compensation

Stock-based compensation

The Company accounts for share-based payment awards exchanged for services at the estimated grant date fair value of the award, which is based on the fair market value of the Company’s common stock at the time of the grant. For performance-based share-based payment awards, the Company recognizes compensation cost over the performance period when achievement of the milestones and targets is probable.

The Company has elected to account for forfeitures of awards as they occur.

Recently Issued Accounting Pronouncements

Recently issued accounting pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its Consolidated Financial Statements and assures that there are proper controls in place to ascertain that the Company’s Consolidated Financial Statements properly reflect the change.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company does note expect the updated guidance to have a material impact on its disclosures.

In December 2023, the FASB issued ASU 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which establishes accounting guidance for crypto assets meeting certain criteria. Bitcoin meets this criteria. The amendments require crypto assets meeting the criteria to be recognized at fair value with changes recognized in net income each reporting period. Upon adoption, a cumulative-effect adjustment is made to the opening balance of retained earnings as of the beginning of the annual reporting period of adoption. ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company elected to early adopt ASU 2023-08 for the year ended December 31, 2023. As a result of the adoption, the Company recorded a cumulative effect adjustment to its Accumulated deficit balance of approximately $6.0 million as of January 1, 2023, as a result of recognizing its Bitcoin held as of January 1, 2023, at fair value. See Note 21. Impacts of Adoption of ASU 2023-08 for a summary of the impacts on the Company’s interim Condensed Consolidated Statements of Operations provided during the year ended December 31, 2023.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to enhance reportable segment disclosures by requiring disclosures of significant segment expenses regularly provided to the CODM, requiring disclosure of the title and position of the CODM and explanation of how the reported measures of segment profit and loss are used by the CODM in assessing segment performance and allocation of resources. ASU 2023-07 is effective for the Company for annual periods beginning after December 31, 2023; early adoption is permitted. The updated guidance is not expected to have a material impact on the Company’s disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was codified with its subsequent amendments as Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments – Credit Losses (“ASC 326”). ASC 326 seeks to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments, including trade receivables, and other commitments to extend credit held by a reporting entity at each reporting date. The amendments require an entity to replace the incurred loss impairment methodology in other GAAP with a methodology that reflects current expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The updated guidance is effective for the Company for annual reporting periods beginning after December 15, 2022, and early adoption is permitted. In connection with the Company’s acquisitions during the year ended December 31, 2021, the Company adopted this standard on January 1, 2021, and the adoption did not have a material impact on the financial statements and related disclosures.